Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	$ 0	$ 6,976
Non-derivative financial instruments, undiscounted cash flows	1,182,064	1,592,767
Financial liabilities, undiscounted contractual payments	1,182,064	1,592,767
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	6,976
Non-derivative financial instruments, undiscounted cash flows	314,707	528,742
Financial liabilities, undiscounted contractual payments	314,707	528,742
Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	0
Non-derivative financial instruments, undiscounted cash flows	152,229	149,504
Financial liabilities, undiscounted contractual payments	152,229	149,504
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	0
Non-derivative financial instruments, undiscounted cash flows	677,820	880,819
Financial liabilities, undiscounted contractual payments	677,820	880,819
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	0
Non-derivative financial instruments, undiscounted cash flows	37,308	33,702
Financial liabilities, undiscounted contractual payments	37,308	33,702
Bank loans capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	50,000
Financial liabilities, undiscounted contractual payments	0	50,000
Bank loans capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	50,000
Financial liabilities, undiscounted contractual payments	0	50,000
Bank loans capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank loans capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank loans capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank loans interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	820
Financial liabilities, undiscounted contractual payments	0	820
Bank loans interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	820
Financial liabilities, undiscounted contractual payments	0	820
Bank loans interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank loans interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank loans interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	240,737	248,033
Financial liabilities, undiscounted contractual payments	240,737	248,033
Trade and other payables | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	240,737	248,033
Financial liabilities, undiscounted contractual payments	240,737	248,033
Trade and other payables | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Financial obligation capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	733,761	1,056,506
Financial liabilities, undiscounted contractual payments	733,761	1,056,506
Financial obligation capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	31,034	175,620
Financial liabilities, undiscounted contractual payments	31,034	175,620
Financial obligation capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	104,159	106,784
Financial liabilities, undiscounted contractual payments	104,159	106,784
Financial obligation capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	598,568	774,102
Financial liabilities, undiscounted contractual payments	598,568	774,102
Financial obligation capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Financial obligation interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	149,305	183,750
Financial liabilities, undiscounted contractual payments	149,305	183,750
Financial obligation interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	39,256	43,313
Financial liabilities, undiscounted contractual payments	39,256	43,313
Financial obligation interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	45,770	40,803
Financial liabilities, undiscounted contractual payments	45,770	40,803
Financial obligation interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	64,279	99,634
Financial liabilities, undiscounted contractual payments	64,279	99,634
Financial obligation interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Lease Capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	12,952	5,779
Financial liabilities, undiscounted contractual payments	12,952	5,779
Lease Capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,638	3,906
Financial liabilities, undiscounted contractual payments	3,638	3,906
Lease Capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,282	1,822
Financial liabilities, undiscounted contractual payments	2,282	1,822
Lease Capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,794	51
Financial liabilities, undiscounted contractual payments	2,794	51
Lease Capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	4,238	0
Financial liabilities, undiscounted contractual payments	4,238	0
Lease Interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,438	169
Financial liabilities, undiscounted contractual payments	1,438	169
Lease Interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	42	74
Financial liabilities, undiscounted contractual payments	42	74
Lease Interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	18	95
Financial liabilities, undiscounted contractual payments	18	95
Lease Interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	242	0
Financial liabilities, undiscounted contractual payments	242	0
Lease Interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,136	0
Financial liabilities, undiscounted contractual payments	1,136	0
Contingent consideration liability
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	43,871	40,734
Financial liabilities, undiscounted contractual payments	43,871	40,734
Contingent consideration liability | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	11,937	7,032
Financial liabilities, undiscounted contractual payments	11,937	7,032
Contingent consideration liability | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	31,934	33,702
Financial liabilities, undiscounted contractual payments	$ 31,934	$ 33,702